Document and Entity Information	Jan. 23, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Decarbonization Plus Acquisition Corp IV
Amendment Flag	false
Entity Central Index Key	0001848959
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-40731
Entity Tax Identification Number	98-1585724
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(212)
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	DCRDU
Security Exchange Name	NASDAQ
Class A Ordinary Share Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	DCRD
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	DCRDW
Security Exchange Name	NASDAQ